CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Parenthetical) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
CONSOLIDATED STATEMENTS OF OPERATIONS
Noncash stock-based compensation	$ 1,059